Note 15 - Forward Liability (Details Textual) - USD ($)	12 Months Ended			31 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 12, 2022	Nov. 12, 2020
Stock Issued During Period, Value, New Issues	$ 111,594,000	$ 68,566,000	$ 13,245,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Derivative Liability, Total	$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Forward Liability [Member]
Derivative Liability, Total					$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Value, New Issues				$ 1,990,000
Shares Issued, Price Per Share (in dollars per share)				$ 2.5125